SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Operating Income by Segment
	Three Months Ended March 31, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues - external	$10,698	$11,031	$16,862	$2,556	$-	$41,147
Revenues - internal	42	92	11	-	(145)	-

Cost of revenues	7,722	7,593	14,465	1,539	(203)	31,116
Gross profit	3,018	3,530	2,408	1,017	58	10,031

Research and development	251	250	-	70	-	571
Selling and marketing	679	502	831	170	-	2,182
General and administrative	1,356	1,096	1,585	256	-	4,293
Operating income	732	1,682	(8)	521	58	2,985

Financial (income) expenses, net	(764)	102	653	(30)	-	(39)
Income before taxes	$1,496	$1,580	$(661)	$551	$58	$3,024

	Three Months Ended March 31, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues - external	$9,750	$11,909	$18,298	$2,185	$-	$42,142
Revenues - internal	337	568	-	-	(905)	-

Cost of revenues	7,173	8,823	16,045	1,107	(960)	32,188
Gross profit	2,914	3,654	2,253	1,078	55	9,954

Research and development	149	140	-	35	-	324
Selling and marketing	451	554	788	135	-	1,928
General and administrative	1,076	795	1,504	157	-	3,532
Operating income	1,238	2,165	(39)	751	55	4,170

Financial expenses, net	(718)	150	630	(4)	-	58
Income before taxes	$1,956	$2,015	$(669)	$755	$55	$4,112

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment
	Three Months Ended March 31, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$80,108	$47,565	$94,967	$11,139	$(972)	$232,807
Depreciation and amortization	252	291	721	89	(40)	1,313
Expenditure for segment assets	632	113	638	37	-	1,420

	Year Ended December 31, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$78,541	$45,305	$93,473	$10,321	$(911)	$226,729
Depreciation and amortization	905	1,107	2,894	356	(161)	5,101
Expenditure for segment assets	3,179	839	7,180	225	-	11,423